Related Party Transactions and Party-in-interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions and Party-in-interest Transactions

NOTE 6. RELATED PARTY TRANSACTIONS AND PARTY-IN-INTEREST TRANSACTIONS

Certain Plan investments are shares of mutual funds managed by the Trustee and, therefore, these transactions qualify as party-in-interest transactions. Fees incurred by the Plan for the investment management services are included as a reduction of the return earned on each fund.

The Plan invests in common stock of Eagle Materials Inc. (Eagle Common Stock). During the years ended December 31, 2025 and 2024, the Plan purchased and sold shares of Eagle Common Stock for approximately $474,000 and $575,000, respectively. The stock held in the Plan experienced net loss of approximately $2,076,000 in 2025. At December 31, 2025 and 2024, the Plan held 54,713 and 55,233 shares respectively of the parent company’s common stock, with a cost basis of $3,502,131 and $2,976,800, respectively.